UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     February 12, 2010

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ x ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $184,463 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

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                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE

BANCO SANT	ADR	05967A107	30,033	2,154,500	SH/		SOLE	2,154,500 0	0
CHUNGHWA TEL	ADR	17133Q106	19,292	1,038,900	SH/		SOLE	1,038,900 0	0
ICICI BANK ADR	ADR	45104G1040	1,264	33,527		SH/		SOLE	33,527    0	0
BP PLC SPONS 	ADR	0556221044	1,092	18,843		SH/		SOLE	18,843	  0	0
GOLDFIELDS 	ADR	38059T1060	6,489	495,000		SH/		SOLE	495,000	  0	0
PETROLEO BRAS 	ADR	71654V4086	11,493	241,051		SH/		SOLE	241,051	  0	0
CIA Saneamento 	ADR	20041A102	64,267	1,770,647	SH/		SOLE	1,770,647 0	0
Royal Dutch Sh	ADR	780259206	68	11,345		SH/		SOLE	11,345	  0	0
Unilever ADR	ADR	904767704	2,319	72,714		SH/		SOLE	72,714	  0	0
KT Corp ADR	ADR	48268K101	10,442	622,855		SH/		SOLE	622,855	  0	0
CNOCC LTD ADR	ADR	1261321095	35,742	229,929		SH/		SOLE	229,929	  0	0
ALUMINA LTD	ADR	022205108	571	87,2000		SH/		SOLE	87,200	  0	0
HSBC HOLDINGS	ADR	404280406	1,391	24,366		SH/		SOLE	31,686	  0	0